Long-Term Debt and Trust Preferred Securities - Fixed and Floating Rate Trust Preferred Securities (Detail) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
Fixed and Floating Rate Trust Preferred Securities [Abstract]
Total trust preferred securities	€ 3,143	€ 5,491